Note 7 - Net Loss Per Share (Details Textual) - shares	3 Months Ended		12 Months Ended	24 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,721,895	1,029,529	1,731,391	1,029,529